Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (71,971)	$ (24,573)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,640	2,355
Loss on disposal of assets	378	838
Non-cash Interest expenses	3,576	2,206
Change in fair value of Warrant liabilities	8,432	4,062
(Gain) or Loss on extinguishment of Debts		(1,809)
Share-based compensation	7,379	4,865
Other non-cash items	1,490	112
Changes in operating assets and liabilities:
Prepaid and other current assets	(8,887)	(653)
Security deposits	(536)	(331)
Accounts receivable	(293)	314
Accounts payable	6,967	1,046
Accrued expenses and other current liabilities	3,733	160
Other non current liabilities	101
Net cash used in operating activities	(42,991)	(11,408)
Investing activities
Purchase of property, equipment, and deposits	(9,366)	(4,048)
Purchase of intagible assets	(347)	(382)
Acquisition of business, net of cash acquired	(1,984)
Proceeds from repayment of Receivable, due from related party – Officer		1,382
Net cash used in investing activities	(11,697)	(3,048)
Financing activities
Proceeds from issuance of financial liabilities, net	51,167	6,481
Repayment of financial liabilities	(5,064)	(1,750)
Proceed from exercise of warrants	7,631	1,088
Proceeds from sale of Convertible Series B Preferred Stock		985
Proceeds from settlement of Subscription receivables	4,033
Proceeds from sale of Class A common shares, net	923	6,809
Proceeds from Business Combination and PIPE financing	20,281
Payments of offering costs and underwriting discounts and commissions	(3,024)
Net cash provided by financing activities	75,947	13,613
Increase (decrease) in cash and cash equivalents, and restricted cash	21,259	(843)
Effect of exchange rate changes	(797)	27
Net increase (decrease) in cash and cash equivalents, and restricted cash	20,462	(818)
Cash and cash equivalents, and restricted cash, beginning of year	790	1,608
Cash and cash equivalents, and restricted cash, end of year	21,252	790
RECONCILIATION OF CASH, CASH EQUIVALENT AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET
Cash and cash equivalents	21,143	757
Restricted cash, included in Other Assets, non-current	109	33
Total cash and cash equivalents, and restricted cash	21,252	790
Supplemental disclosure of cash flow information
Interest, net	666	27
Income taxes, net of refunds	28
Non-cash investing & financing activities
Issuance of Class A common shares – Exercise of Warrant Derivative Liabilities, Fair Value	15,233
Issuance of common shares – for settlement of Lease	1,747
Issuance of common shares – for settlement of Current financial liabilities	12
Issuance of common stock – MiMoto Smart Mobility S.r.l. Acquisition	10,389
Issuance of common shares – for Preferred share conversion	4,530
Issuance of common stock – Commitment shares for Convertible Notes issuance	1,854
Issuance of Warrants - in conjunction with Convertible Notes issuance	2,245
Beneficial conversion features (BCF) - for Convertible Notes issuance	4,187
Convertible debts converted into Common Shares		3,604
Convertible Preferred Stock Series A converted into Common Shares		3,781
Convertible Preferred Stock Series A converted into Convertible Preferred Stock Series B		3,208
Common Shares issued for warrant exchanged recorded as Subscription Receivables		4,033
Short term financial debts converted into Common Shares		180
Vehicle Deposit, included in Account Payable	309
Prepaid expenses related to D&O insurance, included in Account Payable	2,548
Issuance of Class A common shares (PIPE units) - for settlement of Promissory Notes	$ 5,000